Summary of Significant Accounting Policies (Details)			12 Months Ended
	Jan. 27, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2022	Mar. 31, 2025 USD ($)	Mar. 31, 2025 TWD ($)	Jan. 25, 2025 $ / shares
Summary of Significant Accounting Policies [Line Items]
Loss from operation (in Dollars)			$ (26,800,000)
Accumulated deficit (in Dollars)			(24,200,000)		$ 2,618,805		$ (3,112,845)
Gross proceeds (in Dollars)	$ 9,200,000	$ 9,200,000	71,462,841	$ 9,185,573
Issuance of common stock (in Shares) | shares	2,300,000
Offering price per share (in Dollars per share) | $ / shares	$ 4	$ 4							$ 4
Provision of credit losses			330,037		151,287		42,421
Impaired prepayments			10,593,902	1,361,702
Other income			$ 53,200	$ 6,838	$ (100,288)
Realized examination percentage			50.00%	50.00%
Deposit (in New Dollars)								$ 3
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Provision of credit losses			$ 330,037	$ 42,421
Provision of credit losses			$ 330,037				$ 42,421
United States of America, Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation			1				1	1
Hong Kong, Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation			7.7799				7.7799	7.7799
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percenatge			13.80%	13.80%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percenatge			10.60%	10.60%	16.70%
Customer Concentration Risk [Member] | Two customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percenatge			10.30%	10.30%	13.20%
Customer Concentration Risk [Member] | One customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percenatge					36.20%
Government Subsidies [Member]
Summary of Significant Accounting Policies [Line Items]
Other income
Vendor [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percenatge			10.00%	10.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percenatge						14.30%
One Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percenatge			26.10%	26.10%	45.70%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percenatge			22.60%	22.60%	10.10%
Hong Kong, Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances (in Dollars)							$ 500,000
Eligible deposits (in Dollars)			$ 500,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Other income
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Other income			$ 499,002
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Gross proceeds (in Dollars)	$ 9,200,000
Issuance of common stock (in Shares) | shares		2,000,000